UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

Bridges Investment Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Cost	Value
COMMON STOCKS - 91.86%
Beverage and Tobacco Product Manufacturing - 5.19%
Altria Group, Inc.	50,000	$845,505	$1,026,000
PepsiCo, Inc.	25,000	786,066	1,654,000
Philip Morris International, Inc.	20,000	685,363	1,043,200
		2,316,934	3,723,200
Building Material and Garden Equipment and Supplies Dealers - 1.52%
Lowe's Cos, Inc.	45,000	1,244,690	1,090,800
Chemical Manufacturing - 8.38%
Abbott Labs	15,000	812,157	790,200
Allergan, Inc.	17,000	666,197	1,110,440
Gilead Sciences, Inc. (a)	25,000	1,045,602	1,137,000
Praxair, Inc.	7,000	499,570	581,000
Procter & Gamble Co.	10,000	551,197	632,700
Teva Pharmaceutical Industries, Ltd. - ADR	28,000	911,243	1,766,240
		4,485,966	6,017,580
Computer and Electronic Product Manufacturing - 13.07%
Apple Computer, Inc. (a)	12,000	1,380,553	2,819,160
Cisco Systems, Inc. (a)	65,000	1,151,525	1,691,950
Dolby Laboratories, Inc. (a)	15,000	578,574	880,050
Hewlett Packard Co.	10,000	478,336	531,500
QUALCOMM, Inc.	40,000	1,541,688	1,679,600
Research In Motion Ltd. (a)	15,000	1,170,698	1,109,250
Waters Corp. (a)	10,000	531,536	675,400
		6,832,910	9,386,910
Couriers and Messengers - 1.30%
FedEx Corp.	10,000	688,396	934,000
Credit Intermediation and Related Activities - 10.42%
Bank Of America Corporation	15,000	244,399	267,750
Capital One Financial Corp.	50,000	1,581,204	2,070,500
Credicorp Ltd.	3,000	233,198	264,540
First National Bank of Nebraska, Inc. (a)	225	387,969	632,250
JPMorgan Chase & Co.	20,000	894,392	895,000
State Street Corp.	9,750	269,977	440,115
Visa, Inc.	11,500	733,383	1,046,845
Wells Fargo & Co.	60,000	1,444,348	1,867,200
		5,788,870	7,484,200
Educational Services - 1.69%
Strayer Education, Inc.	5,000	862,676	1,217,600
Electronics and Appliance Stores - 2.96%
Best Buy, Inc.	50,000	1,195,560	2,127,000
Food Services and Drinking Places - 0.93%
McDonalds Corp.	10,000	623,446	667,200
General Merchandise Stores - 2.07%
Kohl's Corp. (a)	6,000	313,269	328,680
Target Corp.	22,000	623,896	1,157,200
		937,165	1,485,880
Health and Personal Care Stores - 3.54%
Express Scripts, Inc. (a)	25,000	940,685	2,544,000
Heavy and Civil Engineering Construction - 1.42%
Fluor Corp.	22,000	850,944	1,023,220
Insurance Carriers and Related Activities - 2.26%
Berkshire Hathaway, Inc. (a)	20,000	678,649	1,625,400
Machinery Manufacturing - 3.75%
Caterpillar, Inc.	10,000	416,359	628,500
General Electric Co.	50,000	543,375	910,000
Roper Industries, Inc.	20,000	991,777	1,156,800
		1,951,511	2,695,300
Management of Companies and Enterprises - 1.54%
The Goldman Sachs Group, Inc.	6,500	908,626	1,109,095
Mining (except Oil and Gas) - 2.05%
BHP Billiton Ltd. - ADR	5,000	348,714	401,600
Potash Corporation of Saskatchewan, Inc.	9,000	733,651	1,074,150
		1,082,365	1,475,750
Miscellaneous Manufacturing - 2.65%
Alcon, Inc.	7,000	850,902	1,130,920
Stryker Corp.	13,500	668,133	772,470
		1,519,035	1,903,390
Motion Picture and Sound Recording Industries - 0.26%
Netflix, Inc. (a)	2,500	128,231	184,350
Non-Store Retailers - 1.13%
eBay, Inc. (a)	30,000	668,213	808,500
Oil and Gas Extraction - 5.65%
Anadarko Petroleum Corp.	10,000	656,129	728,300
Apache Corp.	20,000	1,502,797	2,030,000
Chesapeake Energy Corp.	55,000	1,496,226	1,300,200
		3,655,152	4,058,500
Other Information Services - 3.35%
Google, Inc. (a)	4,250	1,853,074	2,409,792
Petroleum and Coal Products Manufacturing - 1.90%
Chevron Corp.	18,000	593,236	1,364,940
Professional, Scientific, and Technical Services - 5.29%
Celgene Corp. (a)	6,000	360,535	371,760
Mastercard, Inc.	12,500	2,104,782	3,175,000
Priceline.com, Inc. (a)	1,000	151,417	255,000
		2,616,734	3,801,760
Publishing Industries (except Internet) - 2.99%
Adobe Systems, Inc. (a)	15,000	343,530	530,550
Autodesk, Inc. (a)	35,000	1,341,351	1,029,700
Microsoft Corp.	20,000	381,116	585,400
		2,065,997	2,145,650
Rail Transportation - 2.04%
Union Pacific Corp.	20,000	1,072,652	1,466,000
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.31%
American Capital Ltd.	35,000	614,130	177,800
CME Group, Inc.	4,000	1,529,794	1,264,440
T. Rowe Price Group, Inc.	17,000	822,247	933,810
		2,966,171	2,376,050
Support Activities for Mining - 1.20%
Transocean Ltd. (a)	10,000	1,084,177	863,800
TOTAL COMMON STOCKS (Cost $49,612,065)		$49,612,065	$65,989,867

	Principal
	Amount	Cost	Value
CORPORATE BONDS - 3.95%
Beverage and Tobacco Product Manufacturing - 0.39%
Reynolds American, Inc.
7.250%, 06/01/2012	$250,000	$253,130	$273,117
Broadcasting (except Internet) - 0.31%
Comcast Corp.
6.500%, 01/15/2017	200,000	199,592	222,342
Building Material and Garden Equipment and Supplies Dealers - 0.30%
Home Depot, Inc.
5.400%, 03/01/2016	200,000	182,868	216,120
Credit Intermediation and Related Activities - 1.22%
First National Bank of Omaha
7.320%, 12/01/2010	250,000	251,375	252,127
Ford Motor Credit Co.
7.875%, 06/15/2010	350,000	349,514	353,255
MBNA Corp.
7.500%, 03/15/2012	250,000	254,598	272,131
		855,487	877,513
Funds, Trusts, and Other Financial Vehicles - 0.41%
Spectra Energy Capital LLC
8.000%, 10/01/2019	250,000	269,488	294,696
General Merchandise Stores - 0.56%
JCPenney Co., Inc.
7.400%, 04/01/2037	400,000	400,995	400,000
Machinery Manufacturing - 0.40%
Applied Materials, Inc.
7.125%, 10/15/2017	250,000	254,012	290,042
Merchant Wholesalers, Nondurable Goods - 0.36%
Cardinal Health, Inc.
6.750%, 02/15/2011	250,000	251,352	261,291
TOTAL CORPORATE BONDS (Cost $2,666,924)		$2,666,924	$2,835,121

	Shares	Cost	Value
SHORT TERM INVESTMENTS - 4.23%
Mutual Fund - 4.23%
SEI Daily Income Treasury Fund, 0.010%	3,045,437	$3,045,437	$3,045,437
TOTAL SHORT TERM INVESTMENTS (Cost $3,045,437)		$3,045,437	$3,045,437

Total Investments (Cost $55,324,426) - 100.04%			$71,870,425
Liabilities in Excess of Other Assets - (0.04)%			(31,072)
TOTAL NET ASSETS - 100.00%			$71,839,353

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows:1

Cost of investments	$ 55,342,426

Gross unrealized appreciation	18,214,026
Gross unrealized depreciation	(1,668,027)
Net unrealized appreciation	$ 16,545,999

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures"
Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

Description		Level 1	Level 2	Level 3	Total

Equity
	Manufacturing	$ 25,091,320	$ -	$ -	$ 25,091,320
	Finance and Insurance	11,485,650	-	-	11,485,650
	Retail Trade	8,056,180	-	-	8,056,180
	Mining	6,398,050	-	-	6,398,050
	Information	4,739,792	-	-	4,739,792
	Professional, Scientific, and Technological Services	3,801,760	-	-	3,801,760
	Transportation and Warehousing	2,400,000	-	-	2,400,000
	Educational Services	1,217,600	-	-	1,217,600
	Management of Companies	1,109,095	-	-	1,109,095
	Construction	1,023,220	-	-	1,023,220
	Accomodation and Food Services	667,200	-	-	667,200
Total Equity		65,989,867	-	-	65,989,867
Fixed Income
	Corporate Bonds	-	2,835,121	-	2,835,121
Total Fixed Income		-	2,835,121	-	2,835,121
Short-Term Investments		3,045,437	-	-	3,045,437
Total Investments in Securities		$ 69,035,304	$ 2,835,121	$ -	$ 71,870,425

Transfers between levels are recognized at the end of the reporting period. As of March 31, 2010, there were no significant transfers into, or out of Level 1 or Level 2 since December 31, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)     /s/ Edson L. Bridges III
 Edson L. Bridges III, President and
 Chief Executive and Investment Officer

Date                  5/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Edson L. Bridges III
 Edson L. Bridges III, President and
 Chief Executive and Investment Officer

Date                  5/25/10

By (Signature and Title)*    /s/ Brian Kirkpatrick
  Brian Kirkpatrick, Executive Vice President

Date                  5/25/10

By (Signature and Title)*    /s/ Nancy K. Dodge
  Nancy K. Dodge, Treasurer and
  Chief Compliance Officer

Date                  5/25/10

* Print the name and title of each signing officer under his or her signature.